Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
Schedule of taxation
	Year Ended December 31,
	2020 $’000	2019 $’000	2018 $’000
Group
Current year tax (credit)	(1,546)	(661)	(1,067
Adjustments due to prior periods	(661)	(28)	(879)
Total tax (credit) for the period	(2,207)	(689)	(1,945)

The tax charge for the year is different from the standard rate of corporation tax in the United Kingdom of 21.49%. The difference can be reconciled as follows:
Loss before taxation	(28,337)	(10,013)	(9,939)
Loss charged at standard rate of corporation tax 19% (2018: 19%; 2017: 19.25%)	(5,384)	(1,903)	(1,888)
Other timing differences	-	-	1,104
Movement in unrecognised deferred tax	1,316	(241)	-
Expenses not deductible for taxation	4,986	1,727	176
Adjustments due to prior periods	(661)	(28)	(879)
Research and development claim	(665)	(285)	(459
Income not taxable for tax purposes	(1,741)
Consolidation adjustment in relation to foreign exchange movements	(58)	(41)	-
Other timing differences	-	-	-
	(2,207)	(689)	(1,945)